Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 5 – PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	2012	2011
Land	$1,758	$1,758
Buildings	11,914	11,893
Furniture, fixtures and equipment	5,319	5,242

	18,991	18,893
Less: Accumulated depreciation	(7,548)	(6,720)

	$11,443	12,173

Depreciation expense was $895, $932 and $748 in 2012, 2011 and 2010.

Rent expense under operating leases included in occupancy was $11, $21 and $37 for the years ended December 31, 2012, 2011 and 2010. Future lease payments are not material.